73911
Prospectus Supplement
Dated June 18, 2001 to:
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Putnam U.S. Core Fund (the "fund")
Prospectuses dated August 30, 2000

The second paragraph under the heading "Who manages the fund" is replaced with the following:

The following officers of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio since the year shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                       Since      Experience
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Robert R. Beck                1998       1989 - Present     Putnam Management
Managing Director
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Paul E. Marrkand              1999       1987 - Present     Putnam Management
Senior Vice President
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Michael E. Nance              2001       2001 - Present     Putnam Management
Senior Vice President                    Prior to May 2001  Kobrick Funds LLC
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